                                                           File Number 2-97564

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    Pre-Effective Amendment Number
                                                    --------            ----

                    Post-Effective Amendment Number     X                16
                                                    --------            ----
                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                           Amendment Number             X                15
                                                    --------            ----


                             VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
       --------------------------------------------------------------------
                           (Exact Name of Registrant)


                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
       --------------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
       --------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
       --------------------------------------------------------------------
              (Depositor's Telephone Number, Including Area Code)


            Dennis E. Prohofsky                              Copy to:
           Senior Vice President,                     J. Sumner Jones, Esq.
       General Counsel and Secretary                  Jones & Blouch L.L.P.
     Minnesota Life Insurance Company            1025 Thomas Jefferson St., N.W.
          400 Robert Street North                         Suite 405 West
      St. Paul, Minnesota  55101-2098                 Washington, D.C. 20007
  (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
        immediately upon filing pursuant to paragraph (b)
    ---
        on (date) pursuant to paragraph (b) of Rule 485
    ---
        60 days after filing pursuant to paragraph (a)(i)
    ---
        on (date) pursuant to paragraph (a)(i)
    ---
        75 days after filing pursuant to paragraph (a)(ii)
    ---
     X  on May 3, 1999 pursuant to paragraph (a)(ii) of Rule 485.
    ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES BEING REGISTERED
Variable Annuity Contracts

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                          Variable Annuity Account

                     Cross Reference Sheet to Prospectus


Form N-4

Item Number          Caption in Prospectus

    1.               Cover Page

    2.               Special Terms

    3.               Questions and Answers About the Variable Annuity Contracts

    4.               Condensed Financial Information; Performance Data

    5.               General Descriptions

    6.               Contract Charges

    7.               Description of the Contracts

    8.               Description of the Contracts; Annuity Payments and Options

    9.               Description of the Contracts; Death Benefits

   10.               Description of the Contracts; Purchase Payments and
                     Value of the Contract

   11.               Description of the Contracts; Redemptions

   12.               Federal Tax Status

   13.               Not Applicable

   14.               Table of Contents of the Statement of Additional
                     Information

                                                                     PROSPECTUS
                                                                       MAY 1999

                      MultiOption-REGISTERED TRADEMARK-
                                  Annuities

Combination fixed and variable annuity contracts for personal retirement plans.
       This document consists of Prospectuses for the Variable Annuity Account, a separate account of Minnesota Life Insurance Company, for Advantus Series Fund, Inc. and the Templeton Developing Markets Fund, a Series of Templeton
      Variable Products Series Fund. This product is distributed through Ascend
                                          Financial Services, member NASD/SIPC.

                      VARIABLE ANNUITY CONTRACT PROSPECTUS
                   FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
 SINGLE PAYMENT VARIABLE ANNUITY CONTRACT OF MINNESOTA LIFE'S VARIABLE ANNUITY
                                    ACCOUNT

 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                                Ph 651/665-3500
                         http://www.minnesotamutual.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

Your Contract values are invested in our Variable Annuity Account. The Variable Annuity Account invests in shares of Advantus Series Fund, Inc. and Class 2 of the Templeton Developing Markets Fund (the "Funds"). Your Contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("(Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus sets forth concisely the information that a prospective investor should know before investing in the Variable Annuity Account. Read it and keep it for future reference. A Statement of Additional Information with the same date contains further contract information. It has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (651) 665-3500, or by writing us at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE
      ADVANTUS SERIES FUND, INC. AND THE TEMPLETON DEVELOPING MARKETS FUND

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND
                         RETAINED FOR FUTURE REFERENCE.

The date of this document and the Statement of Additional Information is: May 3,
                                     1999.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS
  AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN
  OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

SPECIAL TERMS                                                                  1

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS                     2

EXPENSE TABLE                                                                  6

GENERAL DESCRIPTIONS                                                          10
       Minnesota Life Insurance Company                                       10
       Variable Annuity Account                                               10
       The Funds                                                              10
       Additions, Deletions or Substitutions                                  11

CONTRACT CHARGES                                                              12
       Sales Charges                                                          12
       Mortality and Expense Risk Charges                                     14

EXCHANGE OFFER                                                                14

VOTING RIGHTS                                                                 15

DESCRIPTION OF THE CONTRACTS                                                  16
       General Provisions                                                     16
       Annuity Payments and Options                                           18
       Death Benefits                                                         23
       Purchase Payments, Value of the Contract and Transfers                 24
       Redemptions                                                            28

FEDERAL TAX STATUS                                                            29

PERFORMANCE DATA                                                              35

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM                      35

YEAR 2000 COMPUTER PROBLEM                                                    36

STATEMENT OF ADDITIONAL INFORMATION                                           36

APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                A-1

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                        B-1

APPENDIX C -- TYPES OF QUALIFIED PLANS                                       C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund whose separate investment portfolio, we have designated as an eligible investment for the Variable Annuity Account, namely, Advantus Series Fund, Inc. ("Advantus Fund") and its Portfolios and class 2 of the Templeton Developing Markets Fund ("Templeton Fund").

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in other separate accounts established by us.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.

VALUATION DATE:  each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US: Minnesota Life Insurance Company (formerly "The Minnesota Mutual Life Insurance Company").

YOU, YOUR:  the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account, as you specify. In the General Account, your purchase payments receive interest and principal guarantees. In the Variable Annuity Account, your purchase payments are invested in each Fund. There are no interest or principal guarantees on your contract values.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

The available Portfolios of the Advantus Fund are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in Class 2 shares of the Templeton Developing Markets Fund.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another or among the Portfolios. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

For more information on charges, see the heading "Contract Charges" in this Prospectus. The deferred sales charge is discussed below.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years. In addition, a deferred sales charge may apply. We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law. The Portfolios pay investment
advisory and other expenses. Total expenses of the Portfolios range from      %
to      % of average daily net assets of the Portfolios on an annual basis.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, such as California, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The single payment variable annuity contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

We will always use this method for all contracts offered by this Prospectus. The total purchase payment amount will include all contributions, even those made after 12 months, to determine the death benefit.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity; and

    -  a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF THE OWNER DIES?

If you die before payments begin, we will pay the contract accumulation value contract to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

EXPENSE TABLE

The tables shown below are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. Surrender amounts in years shown reflect the contract owner's ability to withdraw an amount equal to ten percent of the accumulation value at the end of the previous calendar year without the imposition of the deferred sales charge. The tables show the expenses of each portfolio of Advantus Series Fund, Inc. after expense reimbursement.

The following contract expense information is intended to illustrate the expenses of the MultiOption Annuity variable annuity contracts. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   6% decreasing uniformly by .05% for
  amount surrendered)                     each of the first 120 months from the
                                          contract date

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Fees           1.25%
                                          ----
Total Separate Account Annual Expenses    1.25%
                                          ----
                                          ----

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   9% decreasing uniformly by .075% for
  amount surrendered)                     each of the first 120 months from the
                                          contract date

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Fees           1.25%
                                          ----
Total Separate Account Annual Expenses    1.25%
                                          ----
                                          ----

FUND ANNUAL EXPENSES
(As a percentage of average net assets for the described Advantus Series Fund, Inc. Portfolios and the Templeton Variable Product Series).

                                                                                                           TOTAL FUND ANNUAL
                                                                           OTHER EXPENSES                   EXPENSES (AFTER
                                                          INVESTMENT       (AFTER EXPENSE    DISTRIBUTION       EXPENSE
                                                        MANAGEMENT FEES    REIMBURSEMENTS)     EXPENSES     REIMBURSEMENTS)
                                                       -----------------  -----------------  ------------  -----------------
Advantus Series Fund, Inc.:
  Growth Portfolio
  Bond Portfolio
  Money Market Portfolio
  Asset Allocation Portfolio
  Mortgage Securities Portfolio
  Index 500 Portfolio
  Capital Appreciation Portfolio
  International Stock Portfolio
  Small Company Growth Portfolio
  Maturing Government Bond 2002 Portfolio (1)
  Maturing Government Bond 2006 Portfolio (1)
  Maturing Government Bond 2010 Portfolio (1)
  Value Stock Portfolio
  Small Company Value Portfolio (1)
  Global Bond Portfolio
  Index 400 Mid-Cap Portfolio (1)
  Macro-Cap Value Portfolio (1)
  Micro-Cap Growth Portfolio (1)
  Real Estate Securities Portfolio (2)
Templeton Variable Products Series:
  Developing Markets Fund Class 2

(1) Minnesota Life voluntarily absorbed certain other fund operating expenses of the Value Stock Portfolio for the year ended December 31, 1997. If this portfolio had been charged for these expenses, the ratio of total annual fund expenses to average daily net assets would have been .00%. It is Minnesota Life's present intention to waive other fund operating expenses during the current fiscal year which exceed, as a percentage of average daily net assets,
 .00%. Minnesota Life also reserves the option to reduce the level of other fund operating expenses which it will voluntarily absorb.

(2) Because the portfolio has only recently commenced operations, the figure for other fund operating expenses has been based on estimates for the current fiscal year. Minnesota Life has voluntarily agreed to absorb certain other fund operating expense for the Small Company Value and Global Bond Portfolios for the year ending December 31, 1997. If the Small Company Value and Global Bond Portfolios were to be charged for these expenses, it is estimated that the ratio of total fund annual expenses to average daily net assets would be .00% and
 .00%, respectively.

CONTRACT OWNER EXPENSE EXAMPLE

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                                                      IF YOU ANNUITIZE FOR A LIFETIME
                                              IF YOU SURRENDERED YOUR                    INCOME AT THE END OF THE
                                            CONTRACT AT THE END OF THE                 APPLICABLE TIME PERIOD OR YOU
                                              APPLICABLE TIME PERIOD                  DO NOT SURRENDER YOUR CONTRACT
                                     -----------------------------------------   -----------------------------------------
                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                     -------   --------   --------   ---------   -------   --------   --------   ---------
  Growth Portfolio
  Bond Portfolio
  Money Market Portfolio
  Asset Allocation Portfolio
  Mortgage Securities Portfolio
  Index 500 Portfolio
  Capital Appreciation Portfolio
  International Stock Portfolio
  Small Company Growth Portfolio
  Maturing Government Bond 2002
   Portfolio (1)
  Maturing Government Bond 2006
   Portfolio (1)
  Maturing Government Bond 2010
   Portfolio (1)
  Value Stock Portfolio
  Small Company Value Portfolio (1)
  Global Bond Portfolio
  Index 400 Mid-Cap Portfolio (1)
  Macro-Cap Value Portfolio (1)
  Micro-Cap Growth Portfolio (1)
  Real Estate Securities Portfolio
   (2)
Templeton Variable Products Series:
  Developing Markets Fund Class 2

*Annuitization for this purpose means the election of an Annuity Option under which benefits are expected to continue for at least 5 years.

CONTRACT OWNER EXPENSE EXAMPLE

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                                                      IF YOU ANNUITIZE FOR A LIFETIME
                                              IF YOU SURRENDERED YOUR                    INCOME AT THE END OF THE
                                            CONTRACT AT THE END OF THE                 APPLICABLE TIME PERIOD OR YOU
                                              APPLICABLE TIME PERIOD                  DO NOT SURRENDER YOUR CONTRACT
                                     -----------------------------------------   -----------------------------------------
                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                     -------   --------   --------   ---------   -------   --------   --------   ---------
  Growth Portfolio
  Bond Portfolio
  Money Market Portfolio
  Asset Allocation Portfolio
  Mortgage Securities Portfolio
  Index 500 Portfolio
  Capital Appreciation Portfolio
  International Stock Portfolio
  Small Company Growth Portfolio
  Maturing Government Bond 2002
   Portfolio (1)
  Maturing Government Bond 2006
   Portfolio (1)
  Maturing Government Bond 2010
   Portfolio (1)
  Value Stock Portfolio
  Small Company Value Portfolio (1)
  Global Bond Portfolio
  Index 400 Mid-Cap Portfolio (1)
  Macro-Cap Value Portfolio (1)
  Micro-Cap Growth Portfolio (1)
  Real Estate Securities Portfolio
   (2)
Templeton Variable Products Series:
  Developing Markets Fund Class 2

*Annuitization for this purpose means the election of an Annuity Option under which benefits are expected to continue for at least 5 years.

The examples contained in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Each of the 20 sub-accounts of the Variable Account invests in a different Fund Portfolio.
(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The name changed from Minnesota Mutual Variable Annuity Account on October 1, 1998. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940, but that registration does not mean that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account currently has twenty sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Advantus Fund is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Fund issues its shares only to use in our separate account. It may offer shares to separate accounts of insurance companies affiliated with us in the future.

Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

Advantus Capital has retained investment sub-advisers to manage the investments of certain Portfolios of Advantus Fund. Those sub-advisers are:

SERIES FUND PORTFOLIO               SUB-ADVISER
---------------------  --------------------------------------
Capital Appreciation   Winslow Capital Management, Inc.
International Stock    Templeton Investment Counsel, Inc.
Macro-Cap Value        J.P. Morgan Investment Management Inc.
Micro-Cap Growth       Wall Street Associates
Global Bond            Julius Baer Investment Management Inc.

The Variable Annuity Account also invests in Class 2 shares of Templeton Developing Markets Fund, a diversified portfolio of Templeton Fund. The investment adviser of Templeton Developing Markets Fund is Templeton Asset Management Ltd.

Prospectuses for Advantus Fund and Templeton Fund are attached to this Prospectus. You should carefully read those prospectuses before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Contract with one or more of our other separate accounts.

Shares of the Portfolios of the Funds are also sold to some of our other separate accounts, which may invest premiums under variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to

(SIDEBAR)
A deferred sales charge may apply.
(END SIDEBAR)
variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. An action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example,

    -  changes in state insurance laws,

    -  changes in Federal income tax laws

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from the purchase payment made for this contract. However, when a contract's accumulation value is reduced by a withdrawal, surrender or applied to provide an annuity, a deferred sales charge may be deducted. This is for expenses relating to the sale of the contracts.

No deferred sales charge is deducted from the accumulation value withdrawn if:

    - the withdrawal occurs after a contract has been in force for at least ten contract years,

    - withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

    -  the withdrawal is on account of the annuitant's death, or

    - the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal. We will waive the sales charge on that portion of a contract's accumulation value which is applied to the purchase of our Adjustable Income Annuity, which is an immediate variable annuity contract. We will also waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract for example, an IRA or a tax-sheltered annuity.

(SIDEBAR)
We pay broker-dealers to sell the contracts.
(END SIDEBAR)

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                       DEFERRED SALES CHARGE
                -----------------------------------
                FLEXIBLE PAYMENT    SINGLE PAYMENT
BEGINNING OF    VARIABLE ANNUITY   VARIABLE ANNUITY
CONTRACT YEAR       CONTRACT           CONTRACT
-------------   ----------------   ----------------
       1               9.0%               6.0%
       2               8.1                5.4
       3               7.2                4.8
       4               6.3                4.2
       5               5.4                3.6
       6               4.5                3.0
       7               3.6                2.4
       8               2.7                1.8
       9               1.8                1.2
      10               0.9                0.6
      11                 0                  0

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.5% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

As a percentage of purchase payments paid to the contracts, Ascend Financial Services, Inc. ("Ascend Financial"), the principal underwriter, may pay up to 4.5% of the amount of those purchase payments to broker-dealers responsible for the sales of the contracts. In addition, Ascend Financial or we will pay, based uniformly on the sale of variable annuity contracts by broker-dealers, credits which allow registered representatives responsible for sales of variable annuity contracts to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of the insurance and/or investment products that we offer. Credits may cover things such as the registered representatives' transportation, hotel accommodations, meals, and registration fees. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

(SIDEBAR)
The mortality and expense risk charge is 1.25%. We may increase it to 1.40%. (END SIDEBAR)

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that claims under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

EXCHANGE OFFER

Persons owning or having an interest in certain of our fixed and variable annuities may exchange them for the contract and transfer current accumulation values into them.

Contract which can be exchanged are: individual fixed annuities issued by us and The Ministers Life Insurance Company, except SPDA 3 and SecureOption III; participants under our group annuities offering fixed benefits in situations other than where the contract is issued in connection with a tax-qualified stock bonus, pension or profit sharing plan and variable annuity contracts issued by our Variable Fund D with a contingent deferred sales charge.

If you own a combination fixed and variable annuity contract, where any general account assets are beyond a withdrawal charge period you may also be eligible for a contract exchange. For these contracts, you cannot change allocations as between fixed and variable accumulations at the time of the exchange. In addition, for contracts with interests in our Variable Fund D, other than those with a contingent deferred sales load, the contract or your participation in it must be of at least ten year's duration. No charge is made on this transfer.

For contracts described in this Prospectus, where the contract type is to be exchanged, as from a single payment contract to a flexible payment contract, we will allow that exchange only during the original contract's first contract year and if there have been no transfers or withdrawals. Also, for contracts described in this Prospectus, we will allow exchanges of qualified plan types which are

(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

essentially changes of plan type as, for example, when a person wishes to convert an existing IRA into a Roth IRA. In some circumstances where contracts are being exchanged we may charge $50 to cover administrative expense.

For exchanges from an annuity where a sales charge is deducted from each purchase payment, accumulation values credited to a contract at the time of transfer will not be subject to a deferred sales charge at any time. However, purchase payments made later to the contract may be subject to a deferred sales charge if those amounts are then withdrawn, surrendered or applied to provide an annuity. The deferred sales charge will be applied so that the contract year of the contract will be the same as the prior annuity.

For exchanges from annuities where a deferred sales charge may be made on withdrawals, surrenders or when amounts are applied to provide an annuity, no deferred sales charge will be made at the time of transfer. However, a deferred sales charge may be deducted from the accumulation value of the contract on such a basis so that the contract year of the contract will be determined as of the contract date of the annuity from which the accumulation value was transferred or, if transfer is of participation in a group annuity, from the first day of the month in which contributions were first received from the individual under the group annuity contract on behalf of that individual.

In thinking about an exchange, you should review the contract you now own and the contracts described in the Prospectus. To make an exchange, your completed application, Annuity Exchange Authorization and existing annuity contract should be returned to us.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares

(SIDEBAR)
The contract is a flexible payment variable annuity. It is also available as a single payment contract.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

    (a) Single Payment Variable Annuity Contract

        This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

    (b) Flexible Payment Variable Annuity Contract

        This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

(SIDEBAR)
You cannot pay more than $1 million unless we consent.
We may cancel your contract if you stop making payments and have a small accumulation value.
(END SIDEBAR)

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

    - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

    - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, in our discretion, if no purchase payments are made for a period of two or more full contract years and both (a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

(a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

(b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

(c) such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of (a) the mortality table specified in the contract, which reflects the age of the annuitant, (b) the type of annuity payment option selected, and (c) the investment performance of the Fund Portfolios selected by the contract owner. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds, and thus the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund selected by the contract owner.

(SIDEBAR)
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.
You tell us when to start making annuity payments to the annuitant, unless your retirement plan requires them to begin by a certain age.
(END SIDEBAR)

2. Electing the Retirement Date and Form of Annuity

The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. Other annuity options may be available from us on request.

While the contracts require that notice of election to begin annuity payments must be received by us at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for such variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

Each contract permits an annuity payment to begin on the first day of any month. Under the contracts payment must begin before the later of the 85th birthday of the annuitant, or five years after the date of issue of the contracts. A variable annuity will be provided and the annuity option shall be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

Once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Optional Annuity Forms

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based

(SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)

on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue during the remainder of the fixed period to the beneficiary. Contracts issued prior to May of 1993, or such later date as we receive regulatory approval to issue these new contracts in a state and are administratively able to do so, may allow the election of a period certain option of less than five years. In the event of the death of the annuitant, the beneficiary may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

4. Determination of Amount of First Monthly Annuity Payment

Under the contracts described in this Prospectus, the first monthly annuity payment is determined by the available value of the contract when an annuity begins. In addition, a number of states do impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. Where applicable, these taxes currently range from 0.0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. A formula for determining the adjusted age is contained in the contract.

The contracts contain tables indicating the dollar amount of the first fixed monthly payment under each optional annuity form for each $1,000 of value applied. The tables are determined from the Progressive Annuity Table with interest at the rate of 3% per annum, assuming births in the year 1900 and an age setback of six years. Also, for contracts issued after 1993 or such later date as we may be able to issue this contract in a jurisdiction, the contract contains a provision that applies a contract fee of $200 when a fixed annuity is elected. If, when annuity payments are elected, we are using tables of annuity rates for these contracts which result in larger annuity payments, we will use those tables instead.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to a rate per $1,000 which is based on the Progressive Annuity Table with interest at the rate of 4.5% per annum, assuming births in the year 1900 and with an age setback of six years. The amount of the first payment depends upon the annuity payment option selected and the adjusted age of the annuity and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each sub-account of the separate account. The number of annuity units is based upon the available value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payment.

The 4.5% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment rate remained constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment rate is less than, equal to, or greater than 4.5%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May of 1993, or such later date as when we receive regulatory approval to issue these new contracts in a state and are administratively able to do so, which utilized such a lower rate, the payments will differ from these contracts in the manner described.

Annuity payments are always made as of the first day of a month. The contracts require that notice of election to begin annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, Minnesota Life currently waives this requirement, and at the same time reserves the right to enforce the thirty day notice at its option in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coinciding with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.

If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received.

(SIDEBAR)
You may change Portfolios in the annuity period, subject to some restrictions. (END SIDEBAR)

If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Amounts held as annuity reserves may be transferred among the variable annuity sub-accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account. In addition, annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months. The written

(SIDEBAR)
If you die prior to commencement of annuity payments, there is a death benefit that is guaranteed to be not less than your purchase payments.
(END SIDEBAR)

request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will make available to you annuity reserve amount sub-account information.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing at the time of transfer that we use to determine an initial fixed annuity payment.

Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

The contracts provide that in the event of the death of the owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

The single payment variable annuity contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

As a matter of company practice, we use this method except that total purchase payments will include all contributions, even those made after 12 months, to determine the death benefit for all contracts offered by this Prospectus.

If the owner dies on or before the date on which annuity payments begin, we will pay the greater of the accumulated value or the guaranteed death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

    -  when payments must begin, and

    -  the time of distribution in the event of that spouse's death.

Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs before annuity payments begin.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period - the period before annuity payments begin - each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
Subsequent purchase payments are credited on the day we receive them, or on the next business day if they arrive late in the day.
(END SIDEBAR)

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except

    - days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    - days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

Applications received without instructions as to allocation will be treated as incomplete. Upon your written request, values under the contract may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. There is no dollar

(SIDEBAR)
Systematic transfers and telephone transfers are available.
(END SIDEBAR)

amount limitation which is applied to transfers. The contracts permit us to limit the frequency and amount of transfers from our General Account to the Variable Annuity Account.

Currently, except as provided below, we limit such transfers to a single such transfer during any calendar year and to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer.

However, in the case of General Account accumulation values of $1,000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account.

Where you have a systematic transfer arrangement with us, you may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. If you transfer a specified amount from the General Account, the maximum initial amount that may be transferred may not exceed 10% of your current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.

Systematic transfer arrangements are limited to a maximum of twenty sub-accounts.

Transfer arrangements may be established to begin on the 10th or 20th of any month. If a transfer cannot be completed on that day it will be made on the next available transfer date. In the absence of specific instructions, transfers will be made on a monthly basis and will remain active until the appropriate General Account accumulation value or sub-account is depleted.

As a type of systematic transfer arrangement, we offer automatic portfolio rebalancing ("APR") on a quarterly, semi-annual and annual basis. Instructions to us must be in whole percentages totaling 100%. They will be treated as instructions for transfers to and from the various sub-accounts. Rebalancing instructions will not affect the current allocation of future contributions; they may differ from those future allocations and are not limited to any minimum or maximum number of sub-accounts. There will be no charge for APR transfers. APR is not available for values in the General Accounts or in the Series Fund Maturing Government Bond Portfolios. APR will be available after August 1, 1999.

(SIDEBAR)
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)

Also, you or persons authorized by you may effect transfers, or a change in the allocation of future premiums or the termination of Automatic Premium Plans
(APP), by means of a telephone call. Transfers or requests made by a call are subject to the same conditions and procedures that apply to written transfer requests. During periods of marked economic or market changes, you may experience difficulty in completing a telephone transfer due to a heavy volume of calls. If that happens, you should consider submitting a written transfer request while continuing to attempt a telephone redemption. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- telephone transfer privileges. For more information on telephone transfers, contact us.

While for some contract owners we have used a form to pre-authorize telephone transactions, we now make this service automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or a person authorized by you to personally identify themselves in those telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts were required.

2. Value of the Contract

The Accumulation Value of the contract at any time annuity payments begin can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

3. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

    - the value of an accumulation unit on the immediately preceding valuation date by

    - the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals. They must be for at least $250. You must make a written request for any withdrawal.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
We are not offering tax advice. You should consult your own tax adviser.
(END SIDEBAR)

Once annuity payments begin for an annuitant, the annuitant cannot surrender that annuity benefit and receive a single sum instead.

You may also submit your signed written withdrawal or surrender requests to Minnesota Life by facsimile (FAX) transmission. Our FAX number is (651) 665-7942. You may give us transfer instructions or changes as to future allocations of premium payments the same way. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    -  the accumulation value of the contract, or

    -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, such as California, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

FEDERAL TAX STATUS

INTRODUCTION

This discussion on taxes is general in nature. It is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We do not represent the likelihood of the continuation of current income tax laws or the current interpretations of the Internal Revenue Service.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code ("Qualified Contract"). The ultimate

(SIDEBAR)
Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return or purchase payments.
A penalty tax may apply to distributions prior to age 59 1/2.
(END SIDEBAR)

effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, the Annuitant, or the beneficiary may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn upon a partial surrender from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the taxpayer is:

    -  59 1/2 or older,

(SIDEBAR)
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

    -  where payment is made on account of the taxpayer's disability,

    -  where payment is made by reason of the death of the owner, and

    -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for Federal tax purposes. The Variable Annuity Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Life, Minnesota Life does not have control over the Fund or its investments. Nonetheless, Minnesota Life believes that each Portfolio of the Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury

Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Variable Account.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary", who must be a natural person, is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. It must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although

(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

no regulations interpreting these requirements have yet been issued. Minnesota Life intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and in other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with

(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)

respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan, you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made over the life or life expectancy of the employee, the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that there may be special rules for situations not discussed here. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and new regulations may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, you may need tax advice before purchasing a variable annuity contract or exercising elections under such a contract. For further information you should consult a qualified tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon (1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

YEAR 2000 COMPUTER PROBLEM

The services provided by us to the Separate Account and its contract owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on the ability of Minnesota Life to provide services to contract owners. Minnesota Life has been actively working on necessary changes to its computer systems to deal with the year 2000. Although there can be no assurance of complete success, we believe that it will be able to resolve these issues on a timely basis and that there will be no material adverse impact on its ability to provide services to the Separate Account.

In addition, Minnesota Life's operations could be impacted by its service providers' or suppliers' year 2000 efforts. Minnesota Life has undertaken an initiative to assess the efforts of organizations where there is a significant business relationship; however there is no assurance that Minnesota Life will not be affected by year 2000 problems of other organizations.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 1998. This information should be ready in conjunction with the financial statements and related notes of the Variable Annuity Account included in this prospectus.

                                                                  YEAR ENDED DECEMBER 31,
                                                  1998        1997         1996         1995         1994
                                               ----------  -----------  -----------  -----------  -----------
Growth Sub-Account:
  Unit value at beginning of period..........                    $3.04        $2.63        $2.14        $2.15
  Unit value at end of period................                    $4.01        $3.04        $2.63        $2.14
  Number of units outstanding at end of
   period....................................               44,705,247   38,448,452   35,809,340   33,090,790
Bond Sub-Account:
  Unit value at beginning of period..........                    $2.19        $2.15        $1.82        $1.93
  Unit value at end of period................                    $2.37        $2.19        $2.15        $1.82
  Number of units outstanding at end of
   period....................................               43,266,404   36,732,062   28,069,241   23,798,963
Money Market Sub-Account:
  Unit value at beginning of period..........                    $1.57        $1.52        $1.46        $1.42
  Unit value at end of period................                    $1.63        $1.57        $1.52        $1.46
  Number of units outstanding at end of
   period....................................               19,804,841   22,929,634   14,809,515   11,720,778
Asset Allocation Sub-Account:
  Unit value at beginning of period..........                    $2.76        $2.49        $2.01        $2.07
  Unit value at end of period................                    $3.25        $2.76        $2.49        $2.01
  Number of units outstanding at end of
   period....................................              119,491,402  116,211,650  110,975,477  109,044,286
Mortgage Securities Sub-Account:
  Unit value at beginning of period..........                    $2.01        $1.93        $1.66        $1.74
  Unit value at end of period................                    $2.17        $2.01        $1.93        $1.66
  Number of units outstanding at end of
   period....................................               34,751,197   32,527,955   31,277,934   31,542,405
Index 500 Sub-Account:
  Unit value at beginning of period..........                    $2.91        $2.43        $1.79        $1.80
  Unit value at end of period................                    $3.81        $2.91        $2.43        $1.79
  Number of units outstanding at end of
   period....................................               54,579,265   46,097,553   35,272,024   29,639,298
Capital Appreciation Sub-Account:
  Unit value at beginning of period..........                    $2.93        $2.52        $2.08        $2.06
  Unit value at end of period................                    $3.71        $2.93        $2.52        $2.08
  Number of units outstanding at end of
   period....................................               53,582,481   51,023,999   45,964,468   40,739,415
International Stock Sub-Account:
  Unit value at beginning of period..........                    $1.73        $1.46        $1.30        $1.32
  Unit value at end of period................                    $1.91        $1.73        $1.46        $1.30
  Number of units outstanding at end of
   period....................................              103,600,602   86,521,264   68,725,183   61,474,893
Small Company Growth Sub-Account:
  Unit value at beginning of period..........                    $1.67        $1.59        $1.22        $1.16
  Unit value at end of period................                    $1.78        $1.67        $1.59        $1.22
  Number of units outstanding at end of
   period....................................               68,590,765   59,295,273   43,234,716   29,723,609

                                                                YEAR ENDED DECEMBER 31,
                                                  1993        1992        1991        1990        1989
                                               ----------  ----------  ----------  ----------  ----------
Growth Sub-Account:
  Unit value at beginning of period..........       $2.08       $2.01       $1.52       $1.54       $1.23
  Unit value at end of period................       $2.15       $2.08       $2.01       $1.52       $1.54
  Number of units outstanding at end of
   period....................................  25,980,318  18,152,996  10,204,896   6,759,950   4,899,370
Bond Sub-Account:
  Unit value at beginning of period..........       $1.77       $1.68       $1.45       $1.37       $1.23
  Unit value at end of period................       $1.93       $1.77       $1.68       $1.45       $1.37
  Number of units outstanding at end of
   period....................................  18,794,458  11,267,890   6,184,694   5,250,072   3,880,390
Money Market Sub-Account:
  Unit value at beginning of period..........       $1.40       $1.38       $1.32       $1.24       $1.16
  Unit value at end of period................       $1.42       $1.40       $1.38       $1.32       $1.24
  Number of units outstanding at end of
   period....................................   9,783,391   7,414,734   6,618,010   6,183,393   4,053,104
Asset Allocation Sub-Account:
  Unit value at beginning of period..........       $1.97       $1.86       $1.46       $1.43       $1.20
  Unit value at end of period................       $2.07       $1.97       $1.86       $1.46       $1.43
  Number of units outstanding at end of
   period....................................  99,680,197  66,121,882  33,820,537  22,938,615  16,134,930
Mortgage Securities Sub-Account:
  Unit value at beginning of period..........       $1.61       $1.54       $1.34       $1.24       $1.10
  Unit value at end of period................       $1.74       $1.61       $1.54       $1.34       $1.24
  Number of units outstanding at end of
   period....................................  33,032,291  20,284,849   9,817,276   8,632,895   6,903,370
Index 500 Sub-Account:
  Unit value at beginning of period..........       $1.66       $1.56       $1.22       $1.29       $1.00
  Unit value at end of period................       $1.80       $1.66       $1.56       $1.22       $1.29
  Number of units outstanding at end of
   period....................................  23,455,059  16,294,129  11,254,609  13,788,252  10,567,879
Capital Appreciation Sub-Account:
  Unit value at beginning of period..........       $1.89       $1.82       $1.30       $1.34       $0.98
  Unit value at end of period................       $2.06       $1.89       $1.82       $1.30       $1.34
  Number of units outstanding at end of
   period....................................  30,907,396  21,822,440  10,874,168   6,767,806   3,831,974
International Stock Sub-Account:
  Unit value at beginning of period..........       $0.93       $1.00(b)
  Unit value at end of period................       $1.32       $0.93
  Number of units outstanding at end of
   period....................................  38,637,487  16,751,564
Small Company Growth Sub-Account:
  Unit value at beginning of period..........       $1.00(c)
  Unit value at end of period................       $1.16
  Number of units outstanding at end of
   period....................................   9,554,322

                                                                        PAGE A-1

                                                              YEAR ENDED DECEMBER 31,
                                             1998         1997         1996         1995         1994
                                          -----------  -----------  -----------  -----------  -----------
Maturing Government Bond 2002
  Sub-Account:
  Unit value at beginning of period.....                     $1.21        $1.20        $0.97        $1.00(d)
  Unit value at end of period...........                     $1.29        $1.21        $1.20        $0.97
  Number of units outstanding at end of
   period...............................                 2,938,848    2,935,860    2,417,823    2,528,509
Maturing Government Bond 2006
  Sub-Account:
  Unit value at beginning of period.....                     $1.25        $1.28        $0.96        $1.00(d)
  Unit value at end of period...........                     $1.39        $1.25        $1.28        $0.96
  Number of units outstanding at end of
   period...............................                 2,665,421    2,334,109    1,878,731    1,808,705
Maturing Government Bond 2010
  Sub-Account:
  Unit value at beginning of period.....                     $1.27        $1.33        $0.95        $1.00(d)
  Unit value at end of period...........                     $1.47        $1.27        $1.33        $0.95
  Number of units outstanding at end of
   period...............................                 2,017,743    2,077,124      924,681      913,358
Value Stock Sub-Account:
  Unit value at beginning of period.....                     $1.78        $1.38        $1.05        $1.00(d)
  Unit value at end of period...........                     $2.13        $1.78        $1.38        $1.05
  Number of units outstanding at end of
   period...............................                68,251,135   43,796,523   18,744,902    7,178,675
Small Company Value Sub-Account:
  Unit value at beginning of period.....                     $1.00(e)
  Unit value at end of period...........                     $1.03
  Number of units outstanding at end of
   period...............................                 4,822,504
Global Bond Sub-Account:
  Unit value at beginning of period.....                     $1.00(e)
  Unit value at end of period...........                     $1.00
  Number of units outstanding at end of
   period...............................                25,083,345
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period.....                     $1.00(e)
  Unit value at end of period...........                     $1.00
  Number of units outstanding at end of
   period...............................                 5,020,041
Macro-Cap Value Sub-Account:
  Unit value at beginning of period.....                     $1.00(f)
  Unit value at end of period...........                     $0.98
  Number of units outstanding at end of
   period...............................                 5,003,390
Micro-Cap Growth Sub-Account:
  Unit value at beginning of period.....                     $1.00(e)
  Unit value at end of period...........                     $0.91
  Number of units outstanding at end of
   period...............................                 5,019,879
Templeton Developing Markets
  Sub-Account:
  Unit value at beginning of period.....                     $1.00(e)
  Unit value at end of period...........                     $0.69
  Number of units outstanding at end of
   period...............................                   724,374

(a) The information for the sub-account is shown for the period June 1, 1987 to December 31, 1987. June 1, 1987 was the effective date of the 1933 Act Registration for the sub-account.
(b) The information for the sub-account is shown for the period May 1, 1992 to December 31, 1992. May 1, 1992 was the effective date of the 1933 Act Registration for the sub-account.
(c) The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration for the sub-account.
(d) The information for the sub-account is shown for the period May 2, 1994 to December 31, 1994. May 2, 1994 was the effective date of the 1933 Act Registration for the sub-account.
(e) The information for the sub-account is shown for the period October 1, 1997 to December 31, 1997. October 1, 1997 was the effective date of the 1933 Act Registration for the sub-account.
(f) The information for the sub-account is shown for the period October 15, 1997 to December 31, 1997. October 15, 1997 was the effective date of the 1933 Act Registration for the Sub-account.

                                                                        PAGE A-2

APPENDIX B

ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 6.54% and 12.00%.

For illustration purposes, an average annual expense equal to 2.02% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 2.02% includes: 1.25% for mortality and expense risk, and an average of .77% for investment management and other fund expenses. These expenses are listed for each portfolio in the table following.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the general account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

                                                                        PAGE B-1

ACTUAL 1998 VARIABLE ANNUITY SEPARATE ACCOUNT CHARGES AND FUND EXPENSES

                                                                      FUND
                                                    MORTALITY &    MANAGEMENT    OTHER FUND   DISTRIBUTION
SEPARATE ACCOUNT SUB-ACCOUNT NAME                   EXPENSE RISK       FEE        EXPENSES      EXPENSES      TOTAL
--------------------------------------------------  ------------  -------------  -----------  ------------  ---------
Growth............................................        1.25%           .50%         .05%            --       1.80%
Bond..............................................        1.25%           .50%         .07%            --       1.82%
Money Market......................................        1.25%           .50%         .09%            --       1.84%
Asset Allocation..................................        1.25%           .50%         .05%            --       1.80%
Mortgage Securities...............................        1.25%           .50%         .09%            --       1.84%
Index 500.........................................        1.25%           .40%         .05%            --       1.70%
Capital Appreciation..............................        1.25%           .75%         .05%            --       2.05%
International Stock...............................        1.25%           .71%         .26%            --       2.22%
Small Company Growth..............................        1.25%           .75%         .07%            --       2.07%
Maturing Government Bond 2002.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2006.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2010.....................        1.25%           .25%         .15%            --       1.65%
Value Stock.......................................        1.25%           .75%         .05%            --       2.05%
Small Company Value...............................        1.25%           .75%         .15%            --       2.15%
Global Bond.......................................        1.25%           .60%        1.00%            --       2.85%
Index 400 Mid-Cap.................................        1.25%           .40%         .15%            --       1.80%
Macro-Cap Value...................................        1.25%           .70%         .15%            --       2.10%
Micro-Cap Growth..................................        1.25%          1.10%         .15%            --       2.50%
Real Estate Securities............................        1.25%           .75%         .15%            --       2.15%
Templeton Developing Markets Class 2(1)...........        1.25%          1.25%         .33%          .25%       3.08%
                                                    ------------  -------------  -----------  ------------  ---------
Average...........................................        1.25%           .59%         .17%          .01%       2.02%

(1) Templeton Developing Markets Fund Class 2 has a distribution plan or "Rule 12b-1" Plan which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "Distribution Expenses") are estimates for 1998 based on historical experiences of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

                                                                        PAGE B-2

VARIABLE ANNUITY PAYOUT ILLUSTRATION

PREPARED FOR: Prospect                  ANNUITIZATION OPTION: 10 Year Certain
                                        with Life Contingency
PREPARED BY: Minnesota Life             QUOTATION DATE: 04/30/1999
SEX: Male  DATE OF BIRTH: 04/30/1934    COMMENCEMENT DATE: 05/03/1999
STATE: MN                               SINGLE PAYMENT RECEIVED: $100,000.00
LIFE EXPECTANCY: 20.0(IRS) 18.1(MML)    FUNDS: Non-Qualified
                                        INITIAL MONTHLY INCOME: $663

The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future results.

                                                                    ANNUAL RATE OF RETURN
                                                      --------------------------------------------------
                                                          0% GROSS         6.52% GROSS     12.00% GROSS
DATE                                          AGE       (-2.02% NET)       (4.50% NET)     (9.98% NET)
-----------------------------------------  ---------  -----------------  ---------------  --------------
June 1, 1999.............................         66      $     663         $     663       $      663
June 1, 2000.............................         67            622               663              698
June 1, 2001.............................         68            583               663              735
June 1, 2002.............................         69            547               663              773
June 1, 2003.............................         70            513               663              814
June 1, 2008.............................         75            371               663            1,051
June 1, 2013.............................         80            269               663            1,357
June 1, 2018.............................         85            195               663            1,752
June 1, 2023.............................         90            141               663            2,262
June 1, 2028.............................         95            102               663            2,920
June 1, 2033.............................        100             74               663            3,770
June 1, 2034.............................        101             70               663            3,968

IF 100% OF YOUR PURCHASE WAS APPLIED TO PROVIDE A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, THE FIXED ANNUITY INCOME AMOUNT WOULD BE $720.

Net rates of return reflect expenses totaling 2.02%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge and .77% for the Series Fund management fee and other Fund expenses (this is an average with the actual varying from .40% to 1.83%).

Minnesota Life MultiOption variable annuities are available through registered representatives of Ascend Financial Services, Inc.

This is an illustration only and not a contract.

                                                                        PAGE B-3

APPENDIX C - TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        PAGE C-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charge. Other special rules may apply. Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2; (2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or
(4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

                                                                        PAGE C-2

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE C-3

                                 PART B

      INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                         Variable Annuity Account

        Cross Reference Sheet to Statement of Additional Information


Form N-4

Item Number       Caption in Statement of Additional Information

    15.           Cover Page

    16.           Cover Page

    17.           Directors and Principal Management Officers of Minnesota
                  Life

    18.           Not Applicable

    19.           Not Applicable

    20.           Distribution of Contracts

    21.           Performance Data

    22.           Not Applicable

    23.           Financial Statements

                            Variable Annuity Account
                 ("Variable Annuity Account"), a Separate Account of


                         Minnesota Life Insurance Company
                                ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098


                           Telephone:   (651) 665-3500

                       Statement of Additional Information

The date of this document and the Prospectus is:  May 3, 1999


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at
(651) 665-3500; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.


     Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

         DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE


  Directors                         Principal Occupation

Giulio Agostini               Senior Vice President, Finance and Administrative
                              Services, 3M, St. Paul, Minnesota

Anthony L. Andersen           Chair-Board of Directors, H. B. Fuller Company,
                              St. Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief Executive Officer, H. B. Fuller Company
                              (Adhesive Products)

Leslie S. Biller              Vice Chairman and Chief Operating Officer, Wells
                              Fargo & Company, San Francisco, California
                              (Banking)

John F. Grundhofer            President, Chairman and Chief Executive Officer,
                              U.S. Bancorp, Minneapolis, Minnesota (Banking)

David S. Kidwell, Ph.D.       Dean and Professor of Finance, The Curtis L.
                              Carlson School of Management, University of
                              Minnesota, Minneapolis, Minnesota

Reatha C. King, Ph.D.         President and Executive Director, General Mills
                              Foundation, Minneapolis, Minnesota

William B. Lawson             Chairman and Chief Executive Officer, Lawson
                              Software, Minneapolis, Minnesota

Thomas E. Rohricht            Of Counsel, Doherty, Rumble & Butler Professional
                              Association, St. Paul, Minnesota (Attorneys)

Robert L. Senkler             Chairman of the Board, President and Chief
                              Executive Officer, Minnesota Life Insurance
                              Company, since August 1995; prior thereto for more than five years Vice President and Actuary, Minnesota Life Insurance Company

Michael E. Shannon            Chairman, Chief Financial and Administrative
                              Officer, Ecolab, Inc., St. Paul, Minnesota
                              (Develops and Markets Cleaning and Sanitizing
                              Products)

Frederick T. Weyerhaeuser     Retired since April 1998, prior thereto
                              Chairman and Treasurer, Clearwater Investment
                              Trust, since May 1996, prior thereto for more than five years, Chairman, Clearwater Management
                              Company, St. Paul, Minnesota (Financial
                              Management)

Principal Officers (other than Directors)


            Name                     Position

      John F. Bruder              Senior Vice President

      Keith M. Campbell           Senior Vice President

      Robert E. Hunstad           Executive Vice President

      James E. Johnson            Senior Vice President and Actuary

      Dennis E. Prohofsky         Senior Vice President, General Counsel
                                  and Secretary

      Gregory S. Strong           Senior Vice President and Chief Financial
                                  Officer

      Terrence M. Sullivan        Senior Vice President

      Randy F. Wallake            Senior Vice President

      William N. Westhoff         Senior Vice President and Treasurer


All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.

DISTRIBUTION OF CONTRACTS

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Ascend Financial is also the sole owner of the shares of Advantus Capital Management Inc., a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and Amounts paid by Minnesota Life to the underwriter for 1998, 1997 and 1996 were $15,989,724, $15,067,613, and $13,034,146, respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1998 were 4.14% and 4.23%, respectively. Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charges, as a percentage of the accumulation value withdrawn, begin as of the contract date at 9% for the flexible payment contract and at 6% for the single payment contract, and decrease uniformly each month for 120 months).

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

Prior to May 3, 1993, several of the Sub-Accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account, the Index 500 Sub-Account was the Index Sub-Account and the Capital Appreciation Sub-Account was the Aggressive Growth Sub-Account. On May 1, 1999, the name of the Small Company Sub-Account will be the Small Company Growth Sub-Account.


The cumulative total return figures published by the Variable Annuity Account relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the Sub-Accounts for the specified periods ended December 31, 1998 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described.

                                        From Inception           Date of
                                        to 12/31/1998           Inception
                                        --------------          ---------
Growth Sub-Account                     283.66% (280.17%)         12/3/85

Bond Sub-Account                       134.03% (132.80%)         12/3/85

Money Market Sub-Account                61.78%  (59.21%)         12/3/85

Asset Allocation Sub-Account           216.14% (215.45%)         12/3/85

Mortgage Securities Sub-Account        116.57% (116.17%)          6/1/87

Index 500 Sub-Account                  281.10% (279.95%)          6/1/87

Capital Appreciation Sub-Account       272.38% (268.38%)          6/1/87

International Stock Sub-Account         91.03%  (90.99%)          5/1/92

Small Company Growth Sub-Account        77.96%  (77.95%)          5/3/93

Maturing Government Bond
  2002 Sub-Account                      32.17%  (30.99%)          5/2/94

Maturing Government Bond
  2006 Sub-Account                      43.37%  (41.31%)          5/2/94

Maturing Government Bond
  2010 Sub-Account                      53.10%  (48.46%)          5/2/94

Value Stock Sub-Account                112.79% (112.43%)          5/2/94

Small Company Value
  Sub-Account                            1.97%   (1.09%)         10/1/97

Global Bond Sub-Account                  -.24%   (-.24%)         10/1/97

Index 400 Mid-Cap
  Sub-Account                            -.25%  (-1.40%)         10/1/97

Macro-Cap Value Sub-Account             -2.39%  (-2.39%)        10/15/97

Micro-Cap Growth Sub-Account           -13.48% (-14.26%)         10/1/97

Real Estate Securities Sub-Account

Templeton Developing Markets
  Class 2 Sub-Account                  -30.60% (-30.60%)         10/1/97


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract (flexible premium/single premium) and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses.

For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolios of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Funds and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolios of the Fund exclusive of the advisory fee. For the period subsequent to May 2, 1994, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolios, fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 2006 and 2010 and fees and expenses that exceed .20% of the average da ily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. Subsequent to May 1, 1998, Minnesota Life has voluntarily absorbed fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002.


For the period subsequent to October 1, 1997, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 1, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed 90% of the average daily net assets of the Real Estate Securities Portfolio. There is no specified or minimum period of time during which Minnesota Life has agreed to continue its voluntary absorption of these expenses, and Minnesota Life may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with both the flexible premium and single premium contracts described in the Prospectus, for the specified periods ended December 31, 1998 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.


                                                      FLEXIBLE PREMIUM CONTRACT

                                     Year Ended            Five Years             Ten Years           From Inception        Date of
                                      12/31/98           Ended 12/31/97         Ended 12/31/98          to 12/31/98        Inception
                                      --------           --------------         --------------          -----------        ---------
Growth Sub-Account                 22.15%    22.15%      13.06%  (13.06%)       14.00% (13.96%)         N/A     (N/A)        12/3/85

Bond Sub-Account                     .19%     (.19%)      5.05%   (5.04%)        7.34%  (7.28%)         N/A     (N/A)        12/3/85

Money Market Sub-Account           -3.74%   (-3.74%)      2.23%   (2.04%)        4.02%  (3.79%)         N/A     (N/A)        12/3/85

Asset Allocation Sub-Account        8.95%    (8.95%)      9.62%   (9.62%)       11.47% (11.46%)         N/A     (N/A)        12/3/85

Mortgage Securities Sub-Account     -.07%    (-.07%)      5.22%   (5.22%)        7.85%  (7.82%)         N/A      N/A          6/1/87

Index 500 Sub-Account              21.19%   (21.19%)     17.13%  (17.13%)       16.07% (16.04%)         N/A      N/A          6/1/87

Capital Appreciation Sub-Account   17.43%   (17.43%)     13.52%  (13.51%)       14.89% (14.79%)         N/A      N/A          6/1/87

International Stock Sub-Account     2.49%    (2.49%)     14.68%  (14.68%)         N/A    (N/A)        11.39%   (11.38%)       5/1/92

Small Company Growth Sub-Account   -1.34%   (-1.34%)       N/A     (N/A)          N/A    (N/A)        12.08%   (12.08%)       5/3/93


                                       7

Maturing Government Bond
  2002 Sub-Account                  -.66%   (-1.61%)       N/A     (N/A)          N/A    (N/A)         6.36%    (5.44%)      5/2/94

Maturing Government Bond
  2006 Sub-Account                  3.12%    (2.05%)       N/A     (N/A)          N/A    (N/A)         8.75%    (7.57%)      5/2/94

Maturing Government Bond
  2010 Sub-Account                  7.92%    (6.07%)       N/A     (N/A)          N/A    (N/A)        10.71%    (8.53%)      5/2/94

Value Stock Sub-Account            10.96%   (10.96%)       N/A     (N/A)          N/A    (N/A)        20.79%   (20.71%)      5/2/94

Small Company Value Sub-Account      N/A      (N/A)        N/A     (N/A)          N/A    (N/A)        -6.08%   (-6.96%)     10/1/97

Global Bond Sub-Account              N/A      (N/A)        N/A     (N/A)          N/A    (N/A)        -8.12%   (-8.12%)     10/1/97

Index 400 Mid-Cap Sub-Account        N/A      (N/A)        N/A     (N/A)          N/A    (N/A)        -8.13%   (-9.28%)     10/1/97

Macro-Cap Value Sub-Account          N/A      (N/A)        N/A     (N/A)          N/A    (N/A)       -10.10%  (-10.10%)     10/15/97

Micro-Cap Growth Sub-Account         N/A      (N/A)        N/A     (N/A)          N/A    (N/A)       -20.31%  (-21.09%)     10/1/97

Real Estate Securities Sub-Account

Templeton Developing Markets
 Class 2 Sub Account                 N/A      (N/A)        N/A     (N/A)          N/A    (N/A)       -36.08%  (-36.08%)     10/1/97


                                                       SINGLE PREMIUM CONTRACT

                                     Year Ended            Five Years             Ten Years          From Inception         Date of
                                      12/31/98           Ended 12/31/98        Ended 12/31/98          to 12/31/98         Inception
                                      --------           --------------        --------------          -----------         ---------
Growth Sub-Account                 25.36%  (25.36%)     13.38%  (13.38%)       14.00% (13.96%)         N/A     (N/A)        12/3/85

Bond Sub-Account                    2.81%   (2.81%)      5.35%   (5.34%)        7.34%  (7.28%)         N/A     (N/A)        12/3/85

Money Market Sub-Account           -1.22%  (-1.22%)      2.51%   (2.32%)        4.02%  (3.79%)         N/A     (N/A)        12/3/85

Asset Allocation Sub-Account       11.80%  (11.80%)      9.93%   (9.93%)       11.47% (11.46%)         N/A     (N/A)        12/3/85

Mortgage Securities Sub-Account     2.55%   (2.55%)      5.52%   (5.52%)        7.85%  (7.82%)         N/A     (N/A)         6/1/87

Index 500 Sub-Account              24.37%  (24.37%)     17.46%  (17.46%)       16.07% (16.07%)         N/A     (N/A)         6/1/87

Capital Appreciation Sub-Account   20.51%  (20.51%)     13.83%  (13.82%)       14.89% (14.79%)         N/A     (N/A)         6/1/87


                                       8

International Stock Sub-Account     5.18%   (5.18%)     15.00%  (15.00%)         N/A    (N/A)        11.63%   (11.62%)       5/1/92

Small Company Growth Sub-Account    1.25%   (1.25%)       N/A     (N/A)          N/A    (N/A)        12.44%   (12.44%)       5/3/93

Maturing Government Bond
  1998 Sub-Account                  -.32%   (-.84%)       N/A     (N/A)          N/A    (N/A)         4.68%    (4.12%)       5/2/94

Maturing Government Bond
  2002 Sub-Account                  1.95%   (1.00%)       N/A     (N/A)          N/A    (N/A)         6.88%    (5.96%)       5/2/94

Maturing Government Bond
  2006 Sub-Account                  5.82%   (4.75%)       N/A     (N/A)          N/A    (N/A)         9.28%    (8.10%)       5/2/94

Maturing Government Bond
  2010 Sub-Account                 10.75%   (8.90%)       N/A     (N/A)          N/A    (N/A)        11.25%    (9.07%)       5/2/94

Value Stock Sub-Account            13.87%  (13.87%)       N/A     (N/A)          N/A    (N/A)        21.38%   (21.38%)       5/2/94

Small Company Value
  Sub-Account                        N/A    (N/A)         N/A     (N/A)          N/A    (N/A)        -3.40%   (-4.28%)      10/1/97

Global Bond Sub-Account              N/A    (N/A)         N/A     (N/A)          N/A    (N/A)        -5.49%   (-5.49%)      10/1/97

Index 400 Mid-Cap
  Sub-Account                        N/A    (N/A)         N/A     (N/A)          N/A    (N/A)        -5.50%   (-6.65%)      10/1/97

Macro-Cap Value
  Sub-Account                        N/A    (N/A)         N/A     (N/A)          N/A    (N/A)        -7.53%   (-7.53%)      10/15/97

Micro-Cap Growth
  Sub-Account                        N/A    (N/A)         N/A     (N/A)          N/A    (N/A)        -18.03%  (18.81%)      10/1/97

Real Estate Securities Sub-Account

Tempeleton Developing
  Markets Class 2
  Sub-Accounts                       N/A    (N/A)         N/A     (N/A)          N/A    (N/A)        -34.26% (-34.26%)      10/1/97


The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1998 are shown in the table below. Inasmuch as no deferred sales charges are reflected in these figures, they are the same for both the flexible premium and the single premium contracts. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Life not absorbed Fund expenses as described above.

                                     Year Ended            Five Years             Ten Years          From Inception         Date of
                                      12/31/98           Ended 12/31/98        Ended 12/31/98          to 12/31/98         Inception
                                      --------           --------------        --------------          -----------         ---------
Growth Sub-Account                 31.76%  (31.76%)     14.00%  (14.00%)       14.00% (13.96%)         N/A     (N/A)        12/3/85

Bond Sub-Account                    8.06%  (8.06%)       5.93%   (5.92%)        7.34%  (7.28%)         N/A     (N/A)        12/3/85

Money Market Sub-Account            3.83%   (3.83%)      3.07%   (2.88%)        4.02%  (3.79%)         N/A     (N/A)        12/3/85

Asset Allocation Sub-Account       17.51%  (17.51%)     10.53%  (10.53%)       11.47% (11.47%)         N/A     (N/A)        12/3/85

Mortgage Securities Sub-Account     7.78%   (7.78%)      6.09%   (6.09%)        7.85%  (7.82%)         N/A     (N/A)         6/1/87

Index 500 Sub-Account              30.72%  (30.72%)     18.11%  (18.11%)       16.07% (16.04%)         N/A     (N/A)         6/1/87

Capital Appreciation Sub-Account   26.67%  (26.67%)     14.46%  (14.46%)       14.89% (14.79%)         N/A     (N/A)         6/1/87

International Stock Sub-Account    10.55%  (10.55%)     15.63%  (15.63%)         N/A    (N/A)        12.09%  (12.08%)        5/1/92

Small Company Growth Sub-Account    6.42%   (6.42%)       N/A     (N/A)          N/A    (N/A)        13.15%  (13.15%)        5/3/93

Maturing Government Bond
  2002 Sub-Account                  7.15%   (6.20%)       N/A     (N/A)          N/A    (N/A)         7.90%   (6.98%)        5/2/94

Maturing Government Bond
  2006 Sub-Account                 11.23%  (10.16%)       N/A     (N/A)          N/A    (N/A)        10.32%   (9.14%)        5/2/94

Maturing Government Bond
  2010 Sub-Account                 16.40%  (14.55%)       N/A     (N/A)          N/A    (N/A)        12.31%  (10.13%)        5/2/94


                                       10

Value Stock
  Sub-Account                      19.69%  (19.69%)       N/A     (N/A)          N/A    (N/A)        22.54%  (22.46%)        5/2/94

Small Company Value
  Sub-Account                       N/A     (N/A)         N/A     (N/A)          N/A    (N/A)         1.97%   (1.09%)       10/1/97

Global Bond
  Sub-Account                       N/A     (N/A)         N/A     (N/A)          N/A    (N/A)         -.24%   (-.24%)       10/1/97

Index 400 Mid-Cap
  Sub-Account                       N/A     (N/A)         N/A     (N/A)          N/A    (N/A)         -.25%  (-1.40%)       10/1/97

Macro-Cap Value
  Sub-Account                       N/A     (N/A)         N/A     (N/A)          N/A    (N/A)        -2.39%  (-2.39%)       10/15/97

Micro-Cap Growth
  Sub-Account                       N/A     (N/A)         N/A     (N/A)          N/A    (N/A)       -13.48% (-14.26%)       10/1/97

Real Estate Securities

Templeton Developing
  Markets Class 2
  Sub-Account                       N/A     (N/A)         N/A     (N/A)          N/A    (N/A)       -30.60% (-30.60%)       10/1/97

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity
(AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                      AVM = P(1 + AGR/2) to the power of 2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased any other date, however, may be materially different.

                                    AUDITORS

The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                               OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information


Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 1998, are included in Part B of this filing and consist of the following:


        To be filed by Subsequent Amendment.


    (b) Audited Financial Statements of the Depositor, Minnesota
        Life Insurance Company, for the fiscal year ended December 31, 1998 and 1997, are included in Part B of this filing and consist of the following:


        To be filed by Subsequent Amendment.

    (c) Exhibits

        1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

        2.  Not applicable.

        3. The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 15, is hereby incorporated by reference.

        4.  (a) The Flexible Payment Deferred Variable Annuity, form
                84-9091 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (b) The Single Payment Deferred Variable Annuity, form 84-9092 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (c) The Qualified Plan Agreement, form 84-9094 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (d) The Individual Retirement Annuity Agreement, form 83-9058 Rev.
                3-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (e) The Retirement Certificate, form MHC-83-9060


            (f) The Endorsement, form 86-9135 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (g) The Endorsement, form 87-9171 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (h) The Flexible Payment Deferred Variable Annuity Contract, form
                84-9091 Rev. 1-88 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (i) The Single Payment Deferred Variable Annuity Contract, form 84-
                9092 Rev. 1-88 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (j) Tax Sheltered Annuity Amendment, form MHC-88-9213


            (k) Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-
                81 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (l) The Flexible Payment Deferred Variable Annuity Contract, form
                84-9091 Rev. 3-91 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (m) Endorsement, form 91-9256 previously filed as this exhibit to
                Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (n) The Single Payment Deferred Variable Annuity Contract, form 84-
                9092 Rev. 3-91 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (o) Endorsement, form 91-9257 previously filed as this exhibit to
                Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (p) Single Payment Deferred Variable Annuity Contract, form number
                MHC-92-9284


            (q) Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283


            (r) Individual Retirement Annuity (IRA) Agreement, SEP,
                Traditional IRA and Roth-IRA, form number MHC-97-9418.


            (s) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431


        5. (a) Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (b) Variable Annuity Application, form number MHC-84-9093
                Rev. 7-1998.


            (c) Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

        6.  Certificate of Incorporation and Bylaws.

            (a) Restated Certificate of Incorporation of Minnesota Life
                Insurance Company


            (b) Bylaws of Minnesota Life Insurance Company

        7.  Not applicable.

        8.  Not applicable.

        9. Opinion and consent of Donald F. Gruber, Esq., to be filed by subsequent amendment.


       10. Consent of KPMG Peat Marwick LLP, to be filed by subsequent amendment.

       11.  Not applicable.

       12.  Not applicable.

       13.  Schedule for Computation of Performance Quotation

            (a) Stock Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (b) Bond Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

            (c) Money Market Segregated Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (d) Managed Segregated Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (e) Mortgage Securities Segregated Sub-Account Performance
                Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (f) Index Segregated Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (g) Aggressive Growth Segregated Sub-Account Performance
                Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (h) International Stock Segregated Sub-Account Performance
                Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (i) Small Company Segregated Sub-Account Performance Calculations
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (j) Value Stock Segregated Sub-Account Performance Calculation
                previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (k) Maturing Government Bond - 1998 Segregated Sub-Account
                Performance Calculation previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (l) Maturing Government Bond - 2002 Segregated Sub-Account
                Performance Calculation previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (m) Maturing Government Bond - 2006 Segregated Sub-Account
                Performance Calculation previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.


            (n) Maturing Government Bond - 2010 Segregated Sub-Account
                Performance Calculation previously filed as this exhibit to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

        15.  Minnesota Life Insurance Company Power of Attorney
             To Sign Registration Statements

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal            Positions and Offices        Positions and Offices
 Business Address             with Insurance Company         with Registrant
------------------            ----------------------       ---------------------

Giulio Agostini               Director                      None
3M
3M Center -
 Executive 220-14W-08
St. Paul, MN 55144-1000

Anthony L. Andersen           Director                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

Leslie S. Biller              Director                      None
Well Fargo & Company
420 Montgomery Street
MAC 0101-121
San Francisco, CA 94104

John F. Bruder                Senior Vice President        None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Senior Vice President        None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer            Director                      None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402

Robert E. Hunstad             Executive Vice President     None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson              Senior Vice President        None
Minnesota Life                and Actuary
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

David S. Kidwell, Ph.D.       Director                      None
The Curtis L. Carlson
 School of Management
University of Minnesota
321 19th Avenue South
Minneapolis, MN 55455

Reatha C. King, Ph.D.         Director                      None
General Mills Foundation
P. O. Box 1113
Minneapolis, MN 55440

William B. Lawson             Director                      None
Lawson Software
1300 Godward Street
Minneapolis, MN 55413

Dennis E. Prohofsky           Senior Vice President,       None
Minnesota  Life               General Counsel and
 Insurance Company            Secretary
400 Robert Street North
St. Paul, MN 55101

Thomas E. Rohricht            Director                      None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World Trade Center
30 East Seventh Street
St. Paul, MN 55101-4999

Robert L. Senkler             Chairman, President and      None
Minnesota Life                Chief Executive Officer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon            Director                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong             Senior Vice President and    None
Minnesota  Life               Chief Financial Officer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan          Senior Vice President        None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake              Senior Vice President        None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser     Director                      None
Clearwater Management Company
and Clearwater Investment Trust
332 Minnesota Street
Suite W-2090

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

    Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

    Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

    Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

    Advantus Capital Management, Inc.
    HomePlus Insurance Company
    Northstar Life Insurance Company (New York)
    The Ministers Life Insurance Company
    MIMLIC Life Insurance Company (Arizona)
    Robert Street Energy, Inc.
    Capitol City Property Management, Inc.
    Personal Finance Company (Delaware)
    Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

    Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

    MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
    Ascend Insurance Agency of Nevada, Inc. (Nevada)
    Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

    Financial Ink Corporation
    Oakleaf Service Corporation
    Concepts in Marketing Research Corporation
    Concepts in Marketing Services Corporation
    Lafayette Litho, Inc.
    DataPlan Securities, Inc. (Ohio)
    MIMLIC Imperial Corporation
    MIMLIC Funding, Inc.
    MCM Funding 1997-1, Inc.
    MCM Funding 1998-1, Inc.
    MIMLIC Venture Corporation
    HomePlus Insurance Agency, Inc.
    Ministers Life Resources, Inc.
    Wedgewood Valley Golf, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

    HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

    MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

    Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

    C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

    Advantus Enterprise Fund, Inc.
    Advantus International Balanced Fund, Inc.
    Advantus Venture Fund, Inc.
    Advantus Real Estate Securities Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

    Advantus Money Market Fund, Inc.
    MIMLIC Cash Fund, Inc.
    Advantus Cornerstone Fund, Inc.
    Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

    Advantus Horizon Fund, Inc.
    Advantus Spectrum Fund, Inc.
    Advantus Mortgage Securities Fund, Inc.
    Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 25, 1998, the number of holders of securities of the Registrant were as follows:

                                         Number of Record
             Title of Class                  Holders
             --------------              ----------------

        Variable Annuity Contracts                 47,306


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS

        (a) The principal underwriter is Ascend Funancial Services, Inc.
            Ascend Financial Services, Inc. is also the principal underwriter for twelve mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.,; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc.; Advantus Real Estate Securities Fund, Inc.; and the MIMLIC Cash Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annuity contracts and life insurance policies on a variable basis.

                         DIRECTORS AND OFFICERS OF UNDERWRITER

                                    Positions and                Positions and
Name and Principal                  Offices                      Offices
Business Address                    with Underwriter             with Registrant
------------------                  ----------------             ---------------

Robert E. Hunstad                   Director                     None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                  President, Chief             None
Ascend Financial Services, Inc.     Executive Officer, Chief
400 Robert Street North             Compliance Officer and
St. Paul, Minnesota 55101           Director

Margaret Milosevich                 Vice President, Chief        Assistant
Ascend Financial Services, Inc.     Operations Officer,          Secretary
400 Robert Street North             Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                 Director                     None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                     Assistant Treasurer          Assistant
Ascend Financial Services, Inc.     and Assistant Secretary      Secretary
400 Robert Street North
St. Paul, Minnesota 55101


  Name of     Net Underwriting   Compensation on
 Principal     Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization     Commissions   Compensation
-----------   ----------------   ----------------    -----------   ------------

Ascend
Financial
Services, Inc.  $15,989,724


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 2-97564, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 1st day of March, 1999.


                                   VARIABLE ANNUITY ACCOUNT
                                   (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By
                                     -----------------------------------
                                             Robert L. Senkler
                                        Chairman of the Board, President
                                          and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 1st day of March, 1999.


                                   MINNESOTA LIFE INSURANCE COMPANY

                                   By
                                     -----------------------------------
                                             Robert L. Senkler
                                        Chairman of the Board, President
                                          and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

        Signature                  Title                         Date
        ---------                  -----                         -----

--------------------------         Chairman, President and       March 1, 1999
Robert L. Senkler                  Chief Executive Officer

*
--------------------------         Director
Giulio Agostini

*
--------------------------         Director
Anthony L. Andersen

*
--------------------------         Director
Leslie S. Biller

*
--------------------------         Director
John F. Grundhofer

*
--------------------------         Director
David S. Kidwell, Ph.D.

*
--------------------------         Director
Reatha C. King, Ph.D.

--------------------------         Director
William B. Lawson

*
--------------------------         Director
Thomas E. Rohricht

*
--------------------------         Director
Michael E. Shannon

*
--------------------------         Director
Frederick T. Weyerhaeuser


--------------------------         Vice President                March 1, 1999
Gregory S. Strong                  (chief financial officer)


--------------------------         Vice President                March 1, 1999
Gregory S. Strong                  (chief accounting officer)


--------------------------         Attorney-in-Fact              March 1, 1999
Dennis E. Prohofsky

* Pursuant to power of attorney dated October 19, 1998, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number                Description of Exhibit
--------------                -----------------------

4. (e)                   The Retirement Certificate, form MHC-83-9060
   (j)                   Tax Sheltered Annuity Amendment, form MHC-88-9213
   (p)                   Single Payment Deferred Variable Annuity Contract,
                         form number MHC-92-9284
   (q)                   Flexible Payment Deferred Variable Annuity Contract,
                         form number MHC-92-9283
   (r)                   Individual Retirement Annuity (IRA) Agreement, SEP,
                         Traditional IRA and Roth-IRA, form number MHC-97-9418.
   (s)                   Individual Retirement Annuity, SIMPLE - (IRA)
                         Agreement, form number MHC-98-9431.
5. (b)                   Variable Annuity Application, form number MHC-84-9093
                         Rev. 7-1998
6. (a)                   Restated Certificate of Incorporation of Minnesota
                         Life Insurance Company
   (b)                   Bylaws of Minnesota Life Insurance Company
15.                      Minnesota Life Insurance Company Power of Attorney
                         To Sign Registration Statements